Liability related to warrants - Summary of Reconciliation of Changes in Fair Value of Warrants (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	$ 5,570,530	$ 10,462,137	$ 10,462,137	$ 10,462,137
Warrants issued during the period	7,126,957		7,585,314	18,119,998
Warrants exercised during the period	(1,769,000)
Change in fair value			(1,572,299)
Warrants outstanding, ending balance	2,820,025	3,270,262	5,570,530	10,462,137
2020 Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	309,769	6,174,137	6,174,137
Change in fair value	(279,056)	(4,279,268)	(5,877,802)	(5,893,160)
Translation effect	(11,655)	23,614
Warrants outstanding, ending balance	19,058	1,918,483	309,769	6,174,137
2020 Warrants | Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	309,769	6,174,137	6,174,137
Warrants issued during the period				11,831,000
Change in fair value			(5,877,802)	(5,893,160)
Translation effect			13,434	236,297
Warrants outstanding, ending balance			309,769	6,174,137
2021 Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	306,704	4,288,000	4,288,000
Change in fair value	(276,527)	(2,951,956)	(3,990,948)	(1,976,093)
Translation effect	(11,525)	15,735
Warrants outstanding, ending balance	18,652	1,351,779	306,704	4,288,000
2021 Warrants | Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	306,704	$ 4,288,000	4,288,000
Warrants issued during the period				6,288,998
Change in fair value			(3,990,948)	(1,976,093)
Translation effect			9,652	(24,905)
Warrants outstanding, ending balance			306,704	$ 4,288,000
Series A Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	3,270,816
Change in fair value	(2,728,178)
Translation effect	(136,418)
Warrants outstanding, ending balance	406,220		3,270,816
Series A Warrants | Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	3,270,816
Warrants issued during the period			4,757,559
Change in fair value			(1,572,299)
Translation effect			85,556
Warrants outstanding, ending balance			3,270,816
Series B Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	1,683,241
Change in fair value	(1,571,237)
Translation effect	(59,975)
Warrants outstanding, ending balance	52,029		1,683,241
Series B Warrants | Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	1,683,241
Warrants issued during the period			2,827,755
Change in fair value			(1,192,267)
Translation effect			47,753
Warrants outstanding, ending balance			$ 1,683,241
Series C Warrants
Class Of Warrant Or Right [Line Items]
Warrants issued during the period	4,046,836
Warrants exercised during the period	(365,224)
Change in fair value	(1,881,806)
Translation effect	(121,760)
Warrants outstanding, ending balance	1,678,046
Series D warrants
Class Of Warrant Or Right [Line Items]
Warrants issued during the period	3,080,121
Warrants exercised during the period	(1,403,776)
Change in fair value	(979,006)
Translation effect	(51,319)
Warrants outstanding, ending balance	$ 646,020